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            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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  1.      Name and address of issuer:       SENTRY FUND, INC.
                                            1800 NORTH POINT DRIVE
                                            STEVENS POINT, WI  54481
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  2.      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
          or classes):   _____

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  3.      Investment Company Act File Number:        811-1861

          Securities Act File Number:                2-34038

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  4(a).   Last day of fiscal year for which this form is filed:       OCTOBER 31, 1997

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  4(b). ____       Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

  Note:  If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). ____       Check box if this is the last time the issuer will be filing this Form.


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  5.      Calculation of registration fee:

          (i)      Aggregate sale price of securities sold during the
                   fiscal year pursuant to section 24(f):                              $6,180,828.82

          (ii)     Aggregate price of securities redeemed or
                   repurchased during the fiscal year:             $20,677,679.30

          (iii)    Aggregate price of securities redeemed or
                   repurchased during any prior fiscal year ending
                   no earlier than October 11, 1995 that were
                   not previously used to reduce registration
                   fees payable to the Commission:                 $ -0-

          (iv)     Total available redemption credits [add
                   Items 5(ii) and 5(iii):                                             -$20,677,679.30

          (v)      Net sales - if Item 5(i) is greater than
                   Item 5(iv) [subtract Item 5(iv) from
                   Item 5(i)]:                                                          $

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          (vi)     Redemption credits available for use in future
                   years - if Item 5(i) is less than Item 5(iv)
                   [subtract Item 5(iv) from item 5(I)]:              $(14,496,850.48)

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          (vii)    Multiplier for determining registration fee
                   (See Instruction C.9)                                               X.000295

          (viii)   Registration fee due [multiply Item 5(v) by
                   Item 5(vii)] (enter "0" if no fee is due):                          =$ -0-

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  6.      Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
          1997, then report the amount of securities (number of shares or other units) deducted here:
          __________________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.

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  7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                               +$

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  8.      Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:
                                                                                               =$

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  9.      Date the registration fee and any interest payment was
          sent to the Commission's lockbox depository:

                   Method of Delivery

                           ____     Wire Transfer
                           ____     Mail or other means

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                                   SIGNATURE


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By:/s/ John A. Stenger
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         John A. Stenger
         Vice President


Date: December 19, 1997